Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives and Depreciation Calculation Methods (Detail)	12 Months Ended
Dec. 31, 2018
Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line over term of lease to a maximum of 15 years or the improvement's economic life
Estimated Lives	15 years
Bottom of range [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	5 years
Bottom of range [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	5 years
Bottom of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	5 years
Top of range [member] | Engineering equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	10 years
Top of range [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	10 years
Top of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Lives	50 years